Long-Term Debt - Schedule of long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	$ 100,500	$ 50,500
2013	51,000	100,500
2014	26,000	51,000
2015	351,000	1,000
2016	125,062	351,000
2017		100,088
Thereafter	176,745	152,171
Total long-term debt, excluding prepayment penalty	830,307	806,259
Prepayment penalty	19,766	24,601
Total long-term debt	810,541	781,658
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	1.51%	1.07%
2013	2.00%	1.51%
2014	0.92%	2.00%
2015	1.99%	2.05%
2016	2.11%	1.99%
2017		2.34%
Long-term Debt, Maturities, Repayments of Principal after Year Five	176,745
Thereafter		3.34%
Average rate, total, excluding prepayment penalty	2.16%	2.17%
Average rate, total	2.82%	2.87%
Long Term Debt Maturities Average Rate In After Year Five	3.13%
FHLB Advances
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	100,500	50,500
2013	51,000	100,500
2014	26,000	51,000
2015	51,000	1,000
2016	125,062	51,000
2017		100,088
Thereafter		152,171
Total long-term debt, excluding prepayment penalty	530,307	506,259
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	1.51%	1.07%
2013	2.00%	1.51%
2014	0.92%	2.00%
2015	3.37%	2.05%
2016	2.11%	3.37%
2017		2.34%
Long-term Debt, Maturities, Repayments of Principal after Year Five	176,745
Thereafter		3.34%
Average rate, total, excluding prepayment penalty	2.39%	2.42%
Long Term Debt Maturities Average Rate In After Year Five	3.13%
Broker Repurchase Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	300,000
2016		300,000
Total long-term debt, excluding prepayment penalty	300,000	300,000
Prepayment penalty	$ (19,766)
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2015	1.75%
2016		1.75%
Average rate, total, excluding prepayment penalty	1.75%	1.75%